Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	MERCK & CO., INC.
Entity Central Index Key	0000310158
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity tax identification number	22-1918501
Plan number	001
Entity Registrant Name	MERCK & CO., INC.
Entity Central Index Key	0000310158
Amendment Flag	false